Long-Term Investments, Net (Tables)	12 Months Ended
May 31, 2020
Schedule of Investments [Abstract]
Long-Term Investments
Long-term investments, net, consisted of the following:

	As of May 31,
	2018	2019	2020
	US$	US$	US$
Equity securities with readily determinable fair value:
Sunlands Online Education Group (“Sunlands”) (a)	134,423	37,802	21,440
Beijing Shengtong Printing Co., Ltd (“Shengtong”) (b)	9,261	6,839	4,066
Tarena International, Inc. (“Tarena”) (c)	9,610	3,200	2,190
Equity securities without readily determinable fair value:
Tibet Tianli Education and Technology Co., Ltd (“Tibet Tianli”) (d)	—	4,346	10,512
EEO Education Technology Co., Ltd. (“EEO”) (e)	9,767	9,069	8,774
Other investments (f)	28,740	30,663	30,797
Equity method investments:
New Oriental Education and Culture Industry Fund (Zhangjiagang) Partnership (Limited Partnership) (“Education Industry Fund”) (g)	—	67,834	67,057
VM EDU Fund I, L.P.(h)	—	—	56,734
Other investments (i)	9,131	20,191	27,716
Available-for-sale investments:
Shanghai Golden Education & Training Co., Ltd. (“Golden Finance”) (j)	86,937	61,963	59,947
Tianjin Uhozz Internet Technology Co., Ltd (“Uhozz”) (k)	12,826	16,350	16,350
Shanghai ALO7 Technology Co., Ltd. (“Alo7.com”) (l)	14,395	14,289	14,289
Lele Global Limited (“Lele”) (m)	9,157	11,251	11,680
Other available-for-sale investments (n)	109,086	120,907	99,549

	433,333	404,704	431,101

(a)
In January 2016, the Group invested US$12,310 in Sunlands, a company engaged in online education specific to vocational qualification training, for subscribing the convertible bonds. In July 2016, the Group converted all of the convertible bonds into redeemable preferred shares of Sunlands for a 4.9% equity interests. Additionally, the Group also invested an additional US$12,205 redeemable preferred shares for another 4.9% equity interest
s
in Sunlands during July 2016. Subsequent to the additional investment, the Group holds 9.8% equity interest in Sunlands.

On March 23, 2018, Sunlands was listed in the New York Stock Exchange Market. All of the preferred shares were converted to 529,426 Class A ordinary shares immediately upon the completion of the listing. Subsequent to the listing, the Group invested an additional US$10,000 and obtained 34,783 Class A ordinary shares in April 2018 and held 8% aggregate equity interests in Sunlands. Unrealized gains of US$101,779 was reported in other comprehensive income for the year ended May 31, 2018. Upon the adoption of ASU 2016-01, the investment was reclassified from available-for-sale investment to equity security with readily determinable fair value on June 1, 2018, and losses of US$ 96,621 and US$ 16,362
were recorded in loss from fair value change of long-term investments for
the
years
ended May 31, 2019
 a
nd
 2020
, respect
ively,

on the Group’s consolidated statements of operations.
(b)
In April 2015, the Group acquired 18% equity interest
s
in Beijing ROBOROBO Technology Co., Ltd. (“ROBOROBO”) for a cash consideration of US$4,356. Roborobo is a company applying various robots build training course for kids with different ages. In February 2017, the Group disposed all of the ownership in ROBOROBO, in exchange for 1.87% common shares issued by Shengtong, which is a listed A-share company in China. Realized gain of US$7,086 was recognized during the year ended May 31, 2017. The equity interests acquired in Shengtong were classified as equity security with readily determinable fair value. Unrealized loss of US$1,450 was reported in other comprehensive income for the year ended May 31, 2018. Upon the adoption of ASU 2016-01, the investment was reclassified from available-for-sale investment to equity security with readily determinable fair value on June 1, 2019, losses
of US$1,605
and US$1,079
were
recorded in loss from fair value change of long-term investments for the years
ended May 31, 2019
 and 2020
, respectively
.

(c)
In March 2014, the Group invested US$13,500 in Tarena, a NASDAQ listed company that provides IT professional education services in China, for 3% equity interests. In July 2017, the Group sold 1% equity interest in Tarena to third parties and the realized gain of US$4,545 was recognized in investment income for the year ended May 31, 2018. Unrealized loss of US$7,040 was reported in other comprehensive income for the year ended May 31, 2018. Upon the adoption of ASU 2016-01, the investment was reclassified from available-for-sale investment to equity security with readily determinable fair value on June 1, 2019, losses
of US$6,410 and US$1,010
were
recorded in loss from fair value change of long-term investments for the years
ended May 31, 2019 and 2020
, respecti
vely
.

(d)
In December 2018, the Group invested
5% equity interests in Tibet Tianli
, a company engaged in the developing educational products. In April 2020, the Group further subscribed 5% equity interests. The Group accounted for the investment as equity securities without readily determinable fair values as Tibet Tian
l
i
 is a private company without readily determinable fair value. As of May 31, 2020, the
G
roup hold
s
9.75%
of the total equity interests in Tibet Tianli after the dilution. For the years ended May 31, 2018, 2019 and 2020, no impairment loss was recorded from this investment.

(e)
In April 2017, the Group acquired 10% equity interest
s
 in EEO, a company engaged in the business of developing on-line classroom product which were accounted for using the cost method because it is not in-substance common share for the year ended May 31, 2018. After the adoption of ASU 2016-01, the Group accounted for the equity investments using the measurement alternative when the equity method is not applicable and there is no readily determinable fair value for the investments. For the years ended May 31, 2018
,
2019 and 2020, no impairment loss was recorded in regard to the investment.

(f)
The Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees, which were accounted for using the cost method prior to the adoption of ASU 2016-01. After the adoption of ASU 2016-01, the Group accounted for these equity investments using the measurement alternative when cost
method is not applicable and there is no readily determinable fair value for the investments. The Group was recorded nil, nil and US$ 9,096 impairment loss on these investment during the years ended May 31, 2018, 2019 and 2020, respectively.

(g)
In July 2018, Education Industry Fund was established with the total committed capital of US$224,000
. There are two general partners in the fund, which include
an entity
invested
by Mr. Yu
 and an unrelated third party
. The Group participates in Education Industry Fund as a limited partner and invested US$75,000 in Education Industry Fund as of May 31, 2020
. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns 33% interest in Education Industry Fund.

(h)
In June 2019, VM EDU Fund I, LP, a market-driven investment entity, was established with total committed capital of US$100,000.
The Group participates in VM EDU Fund I, LP as a limited partner and invested US$56,149 in VM EDU Fund I, LP. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and does not have control over VM EDU Fund I, LP.

(i)
The Group holds
from
6.86% to 50% equity interests in other 15 third-party companies through investments in their common shares or in-substance common shares.
Th
e
m
ajority of the long-term investments are engaged
in
the
business of p
roviding
educational services. The Group accounts for these investment
s
under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees, even though the Group holds less than 20% equity interests in some of the investees.

(j)
In April 2015, the Group invested 9.75% equity interests in Golden Finance, a company engaged in training programs business associated with finance and business management. In November 2015, the Group further subscribed
9.75%
equity interests. During the year ended May 31, 2019, the Group disposed of 7.2% equity interests in Golden Finance with total consideration of US$33,156, and the remaining shares were diluted to
12.3%. Gain of US$23,096
was recognized as realized gain from long-term investments in the consolidated statements of operations for the year ended May 31, 2019. The Group accounts for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(k)
In May 2015, the Group invested in Uhozz, a company providing oversea rental agency services, for 10% equity interests with redemption and liquidation preference
s
. In March 2018, the Group further subscribed 15.18% series B preferred shares. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are redeemabl
e
and
determined to be debt securities and measured them at fair value.

(l)
In March 2012, the Group acquired a convertible promissory note from Alo7.com for US$1,000
, which entitled the Group to automatically convert the note into equity security upon certain conditions were met.
In
July 2012, the Group converted the
US$1,000
promissory note into convertible redeemable preferred shares for a 3.4% equity interests in Alo7.com on an as-converted basis. In 2014, the Group further invested redeemable preferred shares into Alo7.com. As of May 31, 2020, the Company held a 14.3% equity interests in Alo7.com.

(m)
In September 2015, the Group invested in Lele, a company providing online learning and tutoring services for students from kindergarten through 12 th
grade, to acquire 48,796,296 convertible redeemable preferred shares for an

8.5% equity interests. In December 2018, the Group further
in
invested series C preferred shares in Lele. As of May 31, 2020, the Group held a 7.8% equity interests in Lele. The investment was classified as available-for-sale investment as the Group determined the preferred shares were debt securit ie
s
due to substantive redemption right and measured the investment at fair value.

(n)
Other available-for-sale
investments
represent several insignificant individual investments classified as available-for-sale investments as of May 31, 2018, 2019 and 2020. Realized gain
s
of US$2,821, US$3,283 and US$407

were recorded in realized gain from long-term investments for the years ended May 31, 2018, 2019 and 2020, respectively.

The Group recognized impairment losses from long-term investments amounting to US$980, US$5,919 and US$31,750 for the years ended May 31, 2018, 2019 and 2020, respectively, as the Group believes the carrying value of these investments were no longer recoverable.
The Group recorded unrealized gain of US$129,545, US$19,483 and unrealized loss of US$748 from available for sale investments for the years ended May 31, 2018, 2019 and 2020, respectively.